Cover	9 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	AMENDMENT NO. 3 TO FORM S-1
Entity Registrant Name	MYOMO INC
Entity Central Index Key	0001369290
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false